INCOME AND EXPENSES ITEMS - Summary of Finance Costs and Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest on loans and borrowings	$ 2,083	$ 2,301	$ 1,408
Interest on leases liabilities	85	98	80
Total interest expenses	2,168	2,399	1,488
Bank charges	136	128	162
Total finance costs	2,304	2,527	1,650
Interest income	208	205	120
Total finance income	$ 208	$ 205	$ 120